Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
The Company anticipates the estimated useful lives of its assets by class to be generally as follows:

Buildings	25-40 years
Building Improvements	5-20 years
Land Improvements	15-25 years
Tenant Improvements	Shorter of estimated useful life or remaining contractual lease term
Tenant Origination and Absorption Cost	Remaining contractual lease term
In-place Lease Valuation	Remaining contractual lease term with consideration as to below-market extension options for below-market leases

Schedule of error corrections and prior period adjustments
The table below provides a reconciliation of the prior period presentation of the statement of operations line items that were reclassified in the Company’s consolidated statement of operations to conform to the current period presentation, pursuant to the adoption of the new lease accounting standard and election of the single component practical expedient (in thousands):

	Year Ended December 31,
	2018	2017
Presentation prior to January 1, 2019
Lease income	$247,442	$257,465
Lease termination income	15,671	14,604
Property expense recoveries	73,246	74,421

Rental income	$336,359	$346,490